Employee Incentive Schemes - Restricted Shares Issued (Detail) (AUD)	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	May 31, 2013	Nov. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Restricted Shares Issued	2,040	142,800	917	77,945
Market Value of Restricted Shares Issued	1,000	69,972	1,000	84,960